Average Annual Total Returns - PGIM Muni High Income Fund	A One Year	A Five Years	A Ten Years	A SinceInception	C One Year	C Five Years	C Ten Years	C SinceInception	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Bloomberg Barclays Municipal Bond Index One Year	Bloomberg Barclays Municipal Bond Index Five Years	Bloomberg Barclays Municipal Bond Index Ten Years	Bloomberg Barclays Municipal Bond Index SinceInception	Bloomberg Barclays Municipal High Yield Bond Index One Year	Bloomberg Barclays Municipal High Yield Bond Index Five Years	Bloomberg Barclays Municipal High Yield Bond Index Ten Years	Bloomberg Barclays Municipal High Yield Bond Index SinceInception	Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%) One Year	Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%) Five Years	Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%) Ten Years	Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%) SinceInception
Total	1.16%	3.86%	5.40%		2.77%	3.77%	4.95%		4.80%	4.79%	5.99%		4.77%	4.76%	5.96%		4.33%	4.60%	5.71%		4.87%			5.23%	Jun. 27, 2017	5.21%	3.91%	4.63%		4.89%	6.56%	6.86%		5.16%	5.25%	5.76%